AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 82 .24%
ASSET-BACKED SECURITIES — 18 .05% **
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.15% 07/25/56
1,2
$ 6,441 $ 6,380
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.71% 10/17/34
1,2,3
100,000 100,108
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
130,000 119,787
Apidos CLO XII,
Series 2013-12A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.67% 04/15/31
1,2,3
98,076 98,171
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.42% 04/15/31
1,2,3
150,000 150,113
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.65% 04/20/31
1,2,3
150,377 150,572
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.54% 07/20/29
1,2,3
6,959 6,958
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/30
1,2,3
145,000 145,033
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.81% 01/20/32
1,2,3
83,618 83,740
Carvana Auto Receivables Trust,
Series 2022-P3, Class A3
4.61% 11/10/27 156,110 154,725
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 08/15/31
1,2,3
148,141 148,260
Dryden 58 CLO Ltd.,
Series 2018-58A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.58% 07/17/31
1,2,3
141,540 141,646
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.49% 04/15/29
1,2,3
$ 33,175 $ 33,193
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.76% 10/15/34
1,2,3
150,000 149,994
Exeter Automobile Receivables Trust,
Series 2021-1A, Class D
1.08% 11/16/26 91,813 89,955
Exeter Automobile Receivables Trust,
Series 2022-6A, Class C
6.32% 05/15/28 130,000 130,401
Flagship Credit Auto Trust,
Series 2021-1, Class C
0.91% 03/15/27
1
86,593 85,000
GLS Auto Receivables Issuer Trust,
Series 2020-4A, Class D
1.64% 10/15/26
1
90,038 88,811
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 04/24/31
1,2,3
150,000 150,067
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 10/20/34
1,2,3
140,000 140,178
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.59% 07/21/30
1,2,3
139,594 139,687
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
124,880 107,023
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
46,380 45,406
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(SOFR30A plus 0.69%)
6.03% 06/25/41
1,2
6,682 6,618
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.24% 10/20/34
1,2,3
32,143 32,121

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/17/30
1,2,3
$ 150,000 $ 150,015
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 11/20/30
1,2,3
48,957 49,021
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.65% 01/20/31
1,2,3
123,163 123,240
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 02/24/37
1,2,3
115,000 115,029
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.71% 01/17/31
1,2,3
30,294 30,336
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/15/31
1,2,3
150,000 150,170
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
1
150,000 139,602
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
0.01% 07/15/31
1,2,3
150,000 150,113
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.78% 10/20/30
1,2,3
80,673 80,778
Rockford Tower CLO Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 10/20/31
1,2,3
125,438 125,598
Santander Drive Auto Receivables Trust,
Series 2022-2, Class C
3.76% 07/16/29 160,000 155,619
Santander Drive Auto Receivables Trust,
Series 2022-4, Class C
5.00% 11/15/29 160,000 158,273
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.31% 07/25/23
2
$ 48,793 $ 48,910
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
2
82,387 82,084
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
87,266 86,139
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
53,200 52,013
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
160,292 136,682
Sofi Professional Loan Program, LLC,
Series 2019-A, Class A2FX
3.69% 06/15/48
1
89,746 87,182
TIAA CLO IV Ltd.
Term Loan
(CME Term SOFR 3-Month plus 1.14%)
0.01% 01/20/32
1,2,3
150,000 150,000
Vantage Data Centers Issuer LLC,
Series 2021-1A, Class A2
2.17% 10/15/46
1
130,000 119,405
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
150,000 150,144
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C
4.85% 09/15/27
1
150,000 148,714
Westlake Automobile Receivables Trust,
Series 2023-1A, Class B
5.41% 01/18/28
1
150,000 149,628
World Omni Select Auto Trust,
Series 2023-A, Class C
6.00% 01/16/29 150,000 150,819
Total Asset-Backed Securities
(Cost $5,294,983) 5,293,461
CORPORATES — 26 .16% *
Banking — 8 .14%
Bank of America Corp.
1.73% 07/22/27
4
250,000 231,761
Bank of America Corp.
(MTN)
2.55% 02/04/28
4
235,000 219,434
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
200,000 197,487

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,4
$ 50,000 $ 44,927
2.10% 06/04/26
3,4
105,000 101,524
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
200,000 197,133
JPMorgan Chase & Co.
1.04% 02/04/27
4
25,000 23,301
2.01% 03/13/26
4
5,000 4,872
2.08% 04/22/26
4
400,000 388,499
JPMorgan Chase & Co.
NVS
1.05% 11/19/26
4
25,000 23,496
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 116,147
3.57% 11/07/28
3,4
30,000 28,227
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
15,000 15,170
6.62% 10/20/27
4
130,000 133,177
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,4
85,000 78,605
U.S. Bancorp
6.79% 10/26/27
4
135,000 138,941
U.S. Bancorp
(MTN)
4.55% 07/22/28
4
5,000 4,892
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
355,000 347,356
2.39% 06/02/28
4
100,000 92,155
2,387,104
Communications — 0 .61%
Altice France SA
(France)
5.50% 10/15/29
1,3
7,000 4,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
1
5,000 4,335
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 35,000 34,706
Frontier Communications Holdings LLC
8.63% 03/15/31
1
22,000 22,685
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
37,500 37,357
T-Mobile USA, Inc.
2.63% 04/15/26 79,000 75,201
178,909
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary — 1 .52%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
$ 100,000 $ 98,822
BAT Capital Corp.
3.56% 08/15/27 105,000 99,754
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
100,000 101,760
Spectrum Brands, Inc.
3.88% 03/15/31
1
3,000 2,508
WarnerMedia Holdings, Inc.
3.76% 03/15/27 150,000 142,309
445,153
Diversified REITs — 1 .57%
American Tower Corp.
3.60% 01/15/28 115,000 108,674
5.25% 07/15/28 50,000 49,949
Crown Castle, Inc.
3.80% 02/15/28 155,000 146,951
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 6,000 5,037
5.75% 06/01/28 95,000 95,283
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
55,000 54,375
460,269
Electric — 0 .78%
Alliant Energy Finance LLC
5.95% 03/30/29
1
70,000 71,691
FirstEnergy Pennsylvania Electric Co.
4.15% 04/15/25
1
50,000 49,291
5.15% 03/30/26
1
50,000 49,719
FirstEnergy Transmission LLC
2.87% 09/15/28
1
63,000 57,535
228,236
Energy — 0 .85%
Energy Transfer LP
5.50% 06/01/27 12,000 12,038
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 123,413
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 97,827
Venture Global LNG, Inc.
9.50% 02/01/29
1
15,000 16,437
249,715
Finance — 5 .26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
160,000 149,307
Air Lease Corp.
3.63% 04/01/27 160,000 152,999
American Express Co.
6.34% 10/30/26
4
155,000 156,539

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
$ 90,000 $ 80,961
Citigroup, Inc.
1.46% 06/09/27
4
20,000 18,546
3.52% 10/27/28
4
290,000 274,198
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
40,000 36,749
1.95% 10/21/27
4
285,000 263,292
Morgan Stanley
2.19% 04/28/26
4
5,000 4,859
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
320,000 295,982
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
115,000 107,771
1,541,203
Food — 0 .29%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
5.13% 02/01/28
3
85,000 84,045
Health Care — 2 .36%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
20,000 19,272
Amgen, Inc.
5.15% 03/02/28 130,000 130,026
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
165,000 161,520
Embecta Corp.
5.00% 02/15/30
1
45,000 37,101
Grifols SA
(Spain)
4.75% 10/15/28
1,3
20,000 17,263
HCA, Inc.
5.25% 06/15/26 155,000 154,413
Humana, Inc.
5.70% 03/13/26 70,000 69,926
IQVIA, Inc.
6.25% 02/01/29 75,000 77,130
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
15,000 10,577
ModivCare, Inc.
5.88% 11/15/25
1
15,000 15,220
692,448
Health Care REITs — 0 .32%
Healthcare Realty Holdings LP
3.50% 08/01/26 45,000 43,014
3.63% 01/15/28 55,000 50,989
94,003
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials — 0 .66%
Berry Global, Inc.
4.88% 07/15/26
1
$ 35,000 $ 34,397
Boeing Co. (The)
6.26% 05/01/27
1
60,000 60,443
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.97% 05/05/26
2
29,000 29,083
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
2
75,000 71,104
195,027
Information Technology — 0 .62%
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
70,000 72,283
VMware LLC,
1.00% 08/15/24 110,000 109,359
181,642
Insurance — 1 .25%
Guardian Life Global Funding
5.74% 10/02/28
1
125,000 128,533
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,4
90,000 90,496
Willis North America, Inc.
4.65% 06/15/27 150,000 147,506
366,535
Materials — 0 .77%
Georgia-Pacific LLC
3.60% 03/01/25
1
115,000 113,423
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
60,000 53,614
2.30% 11/01/30
1
70,000 58,391
225,428
Residential REITs — 0 .26%
Invitation Homes Operating Partnership LP
2.30% 11/15/28 85,000 75,310
Retail — 0 .05%
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
20,000 16,023
Services — 0 .52%
Global Payments, Inc.
4.45% 06/01/28 150,000 145,045
Waste Pro USA, Inc.
5.50% 02/15/26
1
8,000 7,887
152,932
Specialized REITs — 0 .33%
Extra Space Storage LP
2.20% 10/15/30 110,000 91,359

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
2.40% 10/15/31 $ 5,000 $ 4,109
95,468
Total Corporates
(Cost $7,666,418) 7,669,450
MORTGAGE-BACKED — 29 .03% **
Non-Agency Commercial Mortgage-Backed — 8 .14%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
32,780 31,981
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 48,852 47,565
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
7.23% 04/15/37
1,2
100,000 100,321
BSST Mortgage Trust,
Series 2021-SSCP, Class A
(CME Term SOFR 1-Month plus 0.86%)
6.19% 04/15/36
1,2
241,043 238,280
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.36% 12/15/38
1,2
130,000 128,551
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
6.10% 05/15/38
1,2
72,095 71,208
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
6.13% 10/15/38
1,2
82,357 81,360
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
6.14% 01/15/34
1,2
92,718 91,955
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 3,210 3,201
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 10,108 10,000
Citigroup Commercial Mortgage Trust,
Series 2021-PRM2, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.39% 10/15/38
1,2
100,000 99,081
Cold Storage Trust,
Series 2020-ICE5, Class A
(CME Term SOFR 1-Month plus 1.01%)
6.34% 11/15/37
1,2
108,129 107,769
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.29% 10/15/45
4
65,302 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 $ 46,333 $ 46,076
Great Wolf Trust,
Series 2024-WOLF, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.87% 03/15/39
1,2
91,000 90,948
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.42% 03/15/28
1,2
75,000 75,153
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.55% 08/10/43
1,4
1,492,111 61
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.08% 04/15/46
4
140,333 11
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
1.03% 01/15/49
4,5,6
590,110 5,538
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95% 09/06/38
1,4
100,000 93,854
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
1,4
303,520 1,240
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.14% 11/15/35
1,2
78,177 78,313
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.97% 03/15/41
1,2
90,000 89,930
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.39% 01/15/36
1,2
94,000 90,052
OPG Trust,
Series 2021-PORT, Class A
(CME Term SOFR 1-Month plus 0.60%)
5.93% 10/15/36
1,2
119,908 117,869
Queens Center Mortgage Trust,
Series 2013-QCA, Class B
3.38% 01/11/37
1
150,000 141,620
SCOTT Trust,
Series 2023-SFS, Class A
5.91% 03/10/40
1
50,000 50,060
SREIT Trust,
Series 2021-MFP, Class A
(CME Term SOFR 1-Month plus 0.85%)
6.17% 11/15/38
1,2
239,216 237,139
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.28% 10/10/36
1,4
14,000,000 11,505

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS Commercial Mortgage Trust,
Series 2017-C1, Class A4
3.46% 06/15/50 $ 150,000 $ 141,327
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.35% 08/10/49
1,4,5,6
198,658 35
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
6.13% 03/15/40
1,4
100,000 100,032
WF-RBS Commercial Mortgage Trust,
Series 2014-C25, Class XA (IO)
0.97% 11/15/47
4
3,757,545 2,989
2,385,030
Non-Agency Mortgage-Backed — 5 .44%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 190,303 71,597
Asset-Backed Funding Certificates,
Series 2004-OPT4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.36% 02/25/34
2
61,826 61,287
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(CME Term SOFR 1-Month plus 0.76%)
6.10% 03/25/35
2
42,294 41,975
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
76,120 67,436
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
89,254 79,095
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.13% 10/25/35
2
99,211 95,453
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
(CME Term SOFR 1-Month plus 0.50%)
5.85% 06/25/37
2
67,650 66,699
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
6.36% 10/25/47
2
54,356 49,845
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.06% 05/25/35
2
34,783 29,058
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/24)
3.95% 01/25/33 3,260 3,065
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
5.01% 03/25/36
2
6,112 6,075
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.62% 04/19/36
4
$ 58,145 $ 44,999
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(CME Term SOFR 1-Month plus 0.79%)
6.13% 06/20/35
2
91,416 83,394
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 05/25/37
2
5,729 5,726
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(CME Term SOFR 1-Month plus 0.97%)
6.32% 08/25/34
2
5,818 4,885
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 05/25/46
2
63,786 57,260
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
4.12% 06/25/37
4
55,102 34,193
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(CME Term SOFR 1-Month plus 0.82%)
6.16% 09/25/35
2
108,695 105,095
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.46% 07/25/37
2
35,019 34,440
Option One Mortgage Loan Trust 2005-4 Asset-Backed
Certificates,
Series 2005-4, Class M2
(CME Term SOFR 1-Month plus 0.80%)
6.15% 11/25/35
2
62,700 57,632
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/24)
4.87% 04/25/26
1
101,007 99,828
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 07/25/24)
1.79% 07/25/26
1
49,528 48,659
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,061 1,338
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(CME Term SOFR 1-Month plus 0.45%)
5.97% 03/25/36
2
64,070 61,955
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(CME Term SOFR 1-Month plus 0.57%)
5.92% 02/25/36
2
34,414 28,325
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
1,201,050 13,270

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 07/25/24)
1.99% 08/25/51
1
$ 69,901 $ 68,065
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 07/25/24)
5.12% 04/25/51
1
104,002 103,110
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
6.55% 06/25/42
2
951 866
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(CME Term SOFR 1-Month plus 0.95%)
6.30% 07/25/45
2
79,938 74,786
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(CME Term SOFR 1-Month plus 0.86%)
6.21% 12/25/35
2
90,770 89,442
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
6.39% 09/25/33
4
5,083 5,047
1,593,900
U.S. Agency Commercial Mortgage-Backed — 1 .03%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.86% 01/25/25
4
1,073,168 2,596
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.28% 01/25/26
4
3,364,994 46,114
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25% 05/25/46
4
250,000 5,267
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.36% 06/25/27
4
908,505 22,300
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(SOFR30A plus 0.44%)
5.77% 09/25/30
2
116,071 116,125
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.73% 09/25/25
4
2,805,771 19,925
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
95,203 90,673
303,000
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 14 .42%
Fannie Mae Pool AL0851
6.00% 10/01/40 $ 1,434 $ 1,485
Fannie Mae REMICS,
Series 2002-21, Class FB
(SOFR30A plus 1.01%)
6.35% 04/25/32
2
9,207 9,247
Fannie Mae REMICS,
Series 2002-53, Class FY
(SOFR30A plus 0.61%)
5.95% 08/25/32
2
51,251 51,144
Fannie Mae REMICS,
Series 2003-11, Class FA
(SOFR30A plus 1.11%)
6.45% 09/25/32
2
2,587 2,617
Fannie Mae REMICS,
Series 2003-81, Class FE
(SOFR30A plus 0.61%)
5.95% 09/25/33
2
19,030 18,927
Fannie Mae REMICS,
Series 2006-48, Class FL
(SOFR30A plus 0.51%)
5.85% 06/25/36
2
25,367 25,187
Fannie Mae REMICS,
Series 2006-8, Class NF
(SOFR30A plus 0.48%)
5.82% 03/25/36
2
20,734 20,532
Fannie Mae REMICS,
Series 2008-12, Class FA
(SOFR30A plus 0.78%)
6.12% 03/25/38
2
70,658 70,715
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
2
2,248 2,224
Fannie Mae REMICS,
Series 2010-74, Class AF
(SOFR30A plus 0.65%)
5.99% 07/25/37
2
21,720 21,639
Freddie Mac REMICS,
Series 2684, Class F
(SOFR30A plus 1.01%)
6.35% 01/15/33
2
2,311 2,331
Freddie Mac REMICS,
Series 3231, Class FB
(SOFR30A plus 0.46%)
5.80% 10/15/36
2
42,480 42,005
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
2
6,947 6,890
Ginnie Mae (TBA)
4.50% 07/15/54 150,000 142,601
5.00% 07/15/54 350,000 340,843
5.50% 07/15/54 150,000 148,852

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
$ 136,076 $ 136,482
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.48% 08/20/53
2
130,865 131,414
Ginnie Mae,
Series 2024-51, Class F
(SOFR30A plus 1.00%)
6.33% 03/20/54
2
299,054 299,343
Ginnie Mae,
Series 2024-51, Class PF
(SOFR30A plus 1.00%)
6.33% 03/20/54
2
149,570 149,712
Ginnie Mae,
Series 2024-51, Class TF
(SOFR30A plus 1.00%)
6.33% 03/20/54
2
299,186 299,469
UMBS (TBA)
3.50% 07/15/39 175,000 165,460
4.00% 07/01/39 275,000 264,578
4.00% 07/01/54 375,000 343,179
4.50% 07/15/39 275,000 269,040
4.50% 07/01/54 350,000 330,024
5.00% 07/15/39 425,000 421,312
5.00% 07/01/54 350,000 338,290
5.50% 07/01/54 175,000 172,586
4,228,128
Total Mortgage-Backed
(Cost $9,053,198) 8,510,058
MUNICIPAL BONDS — 0 .85% *
Maryland — 0 .19%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 55,000 54,713
Massachusetts — 0 .16%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 49,457 48,326
New York — 0 .50%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 146,097
Total Municipal Bonds
(Cost $256,764) 249,136
U.S. TREASURY SECURITIES — 8 .15%
U.S. Treasury Notes — 8 .15%
U.S. Treasury Notes
4.63% 06/15/27 755,000 757,271
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
4.63% 06/30/26 $ 1,635,000 $ 1,632,094
Total U.S. Treasury Securities
(Cost $2,388,097) 2,389,365
Total Bonds — 82 .24%
(Cost $24,659,460)
24,111,470
Issues Shares Value
COMMON STOCK — 0 .10%
Communications — 0 .10%
Intelsat Emergence SA
3,5,6,7
(Luxembourg) 773 29,065
Total Common Stock
(Cost $25,883)
Issues Shares Value
MUTUAL FUNDS — 13 .46%
Mutual Funds — 13 .46%
iShares Core S&P 500 ETF 7,214 3,947,717
Total Mutual Funds
(Cost $3,218,802)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 11 .25%
Money Market Funds — 9 .55%
Dreyfus Government Cash Management Fund
5.19%
8
1,383,000 1,383,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
8
27,017 27,017
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
8
1,390,000 1,390,000
2,800,017
U.S. Treasury Bills — 1 .70%
U.S. Treasury Bills (WI)
5.29%
9
07/09/24 500,000 499,420
Total Short-Term Investments
(Cost $3,299,440) 3,299,437
Total Investments - 107.05%
(Cost $31,203,585) 31,387,689
Liabilities in Excess of Other Assets - (7.05)% (2,068,218)
Net Assets - 100.00% $ 29,319,471
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $47,908, which is 0.16% of total net assets.
7
Non-income producing security.
8
Represents the current yield as of June 30, 2024.
9
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 92 09/20/24 $ 25,408,100 $ 86,290 $ 86,290

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 2,800,017 $ — $ — $ 2,800,017
U.S. Treasury Bills 499,420 — — 499,420
Long-Term Investments:
Asset-Backed Securities — 5,293,461 — 5,293,461
Common Stock — — 29,065 29,065
Corporates — 7,669,450 — 7,669,450
Mortgage-Backed Securities — 8,491,215 18,843 8,510,058
Municipal Bonds — 249,136 — 249,136
Mutual Funds 3,947,717 — — 3,947,717
U.S. Treasury Securities 2,389,365 — — 2,389,365
Other Financial Instruments
*
Assets:
Futures Contracts
Equity Risk 86,290 — — 86,290
Total $ 9,722,809 $ 21,703,262 $ 47,908 $ 31,473,979
*Other financial instruments include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 20,774 $ 22,357 $ 43,131
Accrued discounts/premiums — (2,462) (2,462)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* 8,291 (1,052) 7,239
Purchases — — —
Sales — — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2024
$ 29,065 $ 18,843 $ 47,908
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $7,238 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $29,065 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
Mortgage-Backed
Securities-Non-Agency $13,270 Third-Party Vendor Vendor Prices $1.10 $1.10 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $5,573 Third-Party Vendor Vendor Prices $0.02 - $0.94 $0.93 Increase
Mortgage-Backed Securities-
U.S. Agency Commercial $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.